Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (464,164)	$ (5,322)	$ (7,486)	$ (7,544)		$ (469,486)	$ (15,030)
Other comprehensive loss:
Foreign currency translation adjustments	(2,686)		(1,338)			(1,754)	(15,594)
Comprehensive loss	$ (466,850)		$ (8,824)			$ (471,240)	$ (30,624)
MAVEN TOPCO LIMITED [Member]
Net loss		(5,322)		(7,544)	$ (9,761)			$ (15,527)	$ (30,348)	$ (40,207)
Other comprehensive loss:
Foreign currency translation adjustments		932		(14,256)	(3,111)			332	4,153	10,351
Comprehensive loss		$ (4,390)		$ (21,800)	$ (12,872)			$ (15,195)	$ (26,195)	$ (29,856)